Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies
19.	Commitments and contingencies

Purchase commitments

As of June 30, 2023, the Group has future minimum purchase commitment related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2023 were as follows:

		Less than
	Total	one year	1-2 Years	2-3 Years	3-5 Years
Purchase commitments	61,713	45,046	6,667	6,667	3,333

Capital commitments

Total capital expenditures contracted but not yet reflected in the unauditd condensed consolidated financial statements as of June 30, 2023 were as follows:

	Total	Less than one year
	RMB	RMB
Capital commitments	18,994	18,994

27.	Commitments and contingencies

Purchase commitments

As of December 31, 2022, the Group has future minimum purchase commitment related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

		Less than				Over 5
	Total	one year	1-2 Years	2-3 Years	3-5 Years	Years
Purchase commitments	99,907	79,906	6,667	6,667	6,667	—

Capital commitments

Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2022 were as follows:

	Total	Less than one year
Capital commitments	15,872	15,872